SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION PLAN
Schedule of changes in phantom shares options

	December 31,	December 31,	December 31,
	2020	2019	2018
	Number of shares
Beginning balance	5,996,437	5,045,357	5,055,519
Granted during of the year	1,770,384	2,413,038	1,415,476
Exercised (1)	(1,789,413)	(827,065)	(751,859)
Exercised due to resignation (1)	(21,253)	(106,983)	(153,601)
Abandoned / prescribed due to resignation	(183,799)	(527,910)	(520,178)
Ending balance	5,772,356	5,996,437	5,045,357
1)

The average price for share options exercised and exercised due to termination of employment, for  the year ended December 31, 2020 was R$43.14 (forty-three Brazilian Reais and fourteen cents) (R$31.75 (thirty-one Brazilian Reais and seventy-five cents) as of December 31, 2019).

Schedule of outstanding phantom shares option plans

December 31, 2020
				Quantity of
			Fair value on	outstanding
Plan	Grant date	Exercise date	grant date (1)	options granted
SAR 2016	April 1, 2016	April 1, 2021	R$15.96	6,972
PLUS 2016	April 1, 2016	April 1, 2021	R$15.96	4,177
SAR 2017	April 3, 2017	April 3, 2022	R$13.30	121,555
PLUS 2017	April 3, 2017	April 3, 2022	R$13.30	25,061
ILP 2017 - 48	April 3, 2017	April 3, 2021	R$13.30	304,512
ILP 2017 - 60	April 3, 2017	April 3, 2022	R$13.30	304,512
Deferral 2017	March 1, 2018	March 1, 2021	R$19.88	162,887
Deferral 2017	March 1, 2018	March 1, 2022	R$19.88	162,887
SAR 2018	April 2, 2018	April 2, 2023	R$21.45	677,627
PLUS 2018	April 2, 2018	April 2, 2023	R$21.45	74,592
ILP 2019 - 24	March 1, 2019	March 1, 2024	R$41.10	520,000
ILP 2019 - 36	March 1, 2019	March 1, 2024	R$41.10	520,000
Deferral 2018	March 1, 2019	March 1, 2022	R$41.10	88,632
Deferral 2018	March 1, 2019	March 1, 2023	R$41.10	88,632
ILP 2019 - 36 H	March 25, 2019	March 25, 2024	R$42.19	7,500
ILP 2019 - 48 H	March 25, 2019	March 25, 2024	R$42.19	7,500
ILP 2019 - 24 Apr	01/ April, 2019	01/ April, 2024	R$42.81	20,000
ILP 2019 - 36 Apr	01/ April, 2019	01/ April, 2024	R$42.81	20,000
SAR 2019	01/ April, 2019	01/ April, 2024	R$42.81	747,848
PLUS 2019	01/ April, 2019	01/ April, 2024	R$42.81	15,572
ILP - Retention 2019 - 24	October 1, 2019	October 1, 2021	R$31.86	93,518
ILP 2019 - 24 Oct	October 1, 2019	October 1, 2021	R$31.75	7,800
ILP 2019 - 36 Oct	October 1, 2019	October 1, 2022	R$31.75	19,500
ILP 2019 - 48 Oct	October 1, 2019	October 1, 2023	R$31.75	11,700
ILP 2020 - 36 Apr	April 1, 2020	April 1, 2023	R$38.50	43,705
ILP 2020 - 12 Apr	April 1, 2020	April 1, 2021	R$38.50	25,500
ILP 2020 - 24 Apr	April 1, 2020	April 1, 2022	R$38.50	21,250
SAR 2020	April 1, 2020	April 1, 2025	R$38.50	729,421
ILP 2020 - 36 Apr	April 1, 2020	April 1, 2023	R$38.50	38,961
ILP 2020 - 12 Jul	July 1, 2020	July 1, 2021	R$37.74	1,060
ILP 2020- 48 Condition A	May 1, 2020	April 30, 2024	R$38.34	595,000
ILP 2020- 48 Condition B	May 1, 2020	April 30, 2024	R$38.34	127,500
ILP 2020- 48 Condition C	May 1, 2020	April 30, 2024	R$38.34	127,500
ILP - Retention 2020 - 36 Oct 1	October 1, 2020	October 1, 2023	R$38.79	36,650
ILP - Retention 2020 - 36 Oct 2	October 1, 2020	October 1, 2023	R$43.14	5,871
ILP Hiring/Retention Bonus 2020 - 36 Oct	October 1, 2020	October 1, 2023	R$43.14	6,954
				5,772,356
(1)	Amounts expressed in Reais.

Summary of activity for common stock options

		Deadline for the
		options to become	Price on		Shares	Restricted year for
Program	Date of grant	exercisable	grant date		Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022

Schedule of amounts corresponding to services received and recognized

	Liabilities and equity		Income statement
	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2018
Non-current liabilities
Provision for phantom stock plan	195,135	136,505	(151,985)	(46,389)	(126,439)
Shareholders' equity
Stock option granted	10,612	5,979	(4,632)	(879)	(5,170)
Total general and administrative expenses from share-based transactions			(156,617)	(47,268)	(131,609)